Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel
September 25, 2024
Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Principal Exchange-Traded Funds
PRE 14A
File No. 811-23029
Dear SEC Reviewer,
Principal Exchange-Traded Funds (the "Registrant") is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the U.S. Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).
The Proxy Statement is being filed to solicit proxies from shareholders of a series of the Registrant to change the series' sub-classification as a "diversified" fund to a "non-diversified" fund at a special meeting of shareholders of Principal Exchange-Traded Funds to be held on November 11, 2024. It is our intent to file the Definitive 14A as soon as reasonably practicable.
If you have any questions or comments, please call me at (515) 247-6651.
Sincerely,
/s/ John L. Sullivan
John L. Sullivan
Counsel and Assistant Secretary, Registrant